Schedule of changes in intangible assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 142,271,856	$ 85,546,331	$ 62,519,213
Mergers and Acquisitions (Note 5)		56,449,000	25,619,000
Disposals		204,764,000	(2,590,700)
Effect of movement in foreign exchange rates		276,525	(1,182)
Balance, December 31, 2020	4,440,324	2,501,893
Amortization		8,672,513	4,530,817
Disposals		(204,764)	(2,590,700)
Effect of movement in foreign exchange rates		20,424	(1,686)
Balance, December 31, 2021	13,133,261	4,440,324	2,501,893
Balance, December 31, 2020		81,106,007
Balance, December 31, 2021	129,138,595		81,106,007
Domain Name [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	50,834,054	40,930,000	40,930,000
Mergers and Acquisitions (Note 5)		9,779,000
Disposals
Effect of movement in foreign exchange rates		125,054
Balance, December 31, 2020
Amortization
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2021
Balance, December 31, 2020		40,930,000
Balance, December 31, 2021	50,834,054		40,930,000
Application And Technology Development [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	16,955,178	3,250,922	3,252,104
Mergers and Acquisitions (Note 5)		13,684,000
Disposals
Effect of movement in foreign exchange rates		20,256	(1,182)
Balance, December 31, 2020	2,021,324	395,893
Amortization		2,366,160	1,627,117
Disposals
Effect of movement in foreign exchange rates		7,282	(1,686)
Balance, December 31, 2021	4,394,766	2,021,324	395,893
Balance, December 31, 2020		1,229,598
Balance, December 31, 2021	12,560,412		1,229,598
Brand Name [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	34,574,132	8,602,563	8,602,563
Mergers and Acquisitions (Note 5)		25,928,000
Disposals
Effect of movement in foreign exchange rates		43,569
Balance, December 31, 2020
Amortization
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2021
Balance, December 31, 2020		8,602,563
Balance, December 31, 2021	34,574,132		8,602,563
Subscriber And Sponsorship Relationships [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	7,914,405	6,832,646	6,832,646
Mergers and Acquisitions (Note 5)		1,070,000
Disposals
Effect of movement in foreign exchange rates		11,759
Balance, December 31, 2020	955,500	239,200
Amortization		899,727	716,300
Disposals
Effect of movement in foreign exchange rates		1,008
Balance, December 31, 2021	1,856,235	955,500	239,200
Balance, December 31, 2020		5,877,146
Balance, December 31, 2021	6,058,170		5,877,146
Players Contract [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	311,200	311,200	2,901,900
Mergers and Acquisitions (Note 5)
Disposals			(2,590,700)
Effect of movement in foreign exchange rates
Balance, December 31, 2020	311,200	1,866,800
Amortization			1,035,100
Disposals			(2,590,700)
Effect of movement in foreign exchange rates
Balance, December 31, 2021	311,200	311,200	1,866,800
Balance, December 31, 2020
Balance, December 31, 2021
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	10,749,000	10,749,000
Mergers and Acquisitions (Note 5)			10,749,000
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2020	365,200
Amortization		1,074,920	365,200
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2021	1,440,120	365,200
Balance, December 31, 2020		10,383,800
Balance, December 31, 2021	9,308,880		10,383,800
Talent Management Owned And Operated Content Brand [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	9,363,000	9,363,000
Mergers and Acquisitions (Note 5)			9,363,000
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2020
Amortization
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2021
Balance, December 31, 2020		9,363,000
Balance, December 31, 2021	9,363,000		9,363,000
Talent Contracts And Digital Content [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	5,507,000	5,507,000
Mergers and Acquisitions (Note 5)			5,507,000
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2020	787,100
Amortization		2,316,840	787,100
Disposals
Effect of movement in foreign exchange rates
Balance, December 31, 2021	3,103,940	787,100
Balance, December 31, 2020		4,719,900
Balance, December 31, 2021	2,403,060		4,719,900
Game Application And Technology Development [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	6,063,887
Mergers and Acquisitions (Note 5)		5,988,000
Disposals
Effect of movement in foreign exchange rates		75,887
Balance, December 31, 2020
Amortization		2,014,866
Disposals
Effect of movement in foreign exchange rates		12,134
Balance, December 31, 2021	2,027,000
Balance, December 31, 2020
Balance, December 31, 2021	$ 4,036,887